Common Stock	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Common Stock
Note 12. Common Stock
The Company is authorized to issue 149,793,455 shares of common stock with a par value of $0.00001. There were 35,693,292 and 35,305,759 shares of common stock issued and outstanding as of June 30, 2021 and December 31, 2020, respectively.
The holders of common stock are entitled to one vote for each share held of record on all matters submitted to a vote of the stockholders. The holders of common stock are not entitled to cumulative voting rights with respect to the election of directors, and as a consequence, minority stockholders are not able to elect directors on the basis of their votes alone. Subject to preferences that may be applicable to any shares of redeemable convertible preferred stock currently outstanding or issued in the future, holders of common stock are entitled to receive ratably such dividends as may be declared by the Company’s board of directors out of funds legally available therefor. In the event of the Company’s liquidation, dissolution, or winding up, holders of the Company’s common stock are entitled to share ratably in all assets remaining after payment of liabilities and the liquidation preference of any then outstanding redeemable convertible preferred stock. As of June 30, 2021 and December 31, 2020, no dividends have been declared to date.
The Company had reserved common stock, on an
as-converted
basis, for future issuance as follows:

	June 30, 2021	December 31, 2020
Stock options and RSU’s outstanding under 2016 Stock Plan	9,542,094	7,108,899
Remaining shares available for future issuance under the 2016 plan	533,647	144,375
Redeemable convertible preferred stock	99,608,293	96,252,623
Redeemable convertible preferred stock warrants	19,857	—
Common stock warrants	219,402	219,402

Total common stock reserved	109,923,293	103,725,299

Restricted Stock
In 2017, the Company issued 240,000 shares of common stock under restricted stock purchase agreements, which allow the Company to repurchase the unvested shares of common stock if the stockholder ceases to provide services to the Company. The Company’s right to repurchase the stock lapses over ten years. As of June 30, 2021, and December 31, 2020, 146,250 and 158,250 shares of common stock, respectively, were subject to repurchase at a weighted average price of $0.1 per share and $0.1 million was recorded as a stock repurchase lability in early exercise stock option liabilities on the condensed consolidated balance sheets.
Common Stock Subject to Repurchase or Cancellation
At incorporation, the Company issued to its then parent entity (the “Former Parent”)
29,382,750
common shares and assumed the substantial majority of the Former Parent’s workforce. The 29,382,750 common shares of the Company were issued to the Former Parent at a one-for-one
ratio to the common shares of the Former

Parent that were (i) 9,382,750 shares underlying the Former Parent’s common stock options previously issued to its employees (the “Former Parent Options”) at $0.02 per share exercise price, and (ii) 20,000,000 shares underlying restricted stock units issued by the Former Parent to the Company’s chief executive officer (the “Former Parent RSUs”). The Company’s 29,382,750 common shares were issued to the Former Parent in order to achieve the economic effect whereby the then holders of the Former Parent’s common stock, stock options and restricted stock units would have ownership rights to an identical number of common shares of the Company as that to which they are entitled to with respect to the Former Parent’s common shares.
Further, in November 2016 the Company and the Former Parent entered into a stock repurchase agreement with respect to the originally issued 29,382,750 common shares under which the Company would be entitled to repurchase at $0.02 per share or cancel the identical number of common shares issued to the Former Parent which becomes subject to repurchase or cancellation by the Former Parent under the Former Parent Options and Former Parent RSUs if such options and RSUs are unvested when an employee is terminated or vested options expire unexercised. At the time of the Company’s incorporation, 5,451,507 common shares were issued by the Former Parent in respect of early exercises of the Former Parent Options, and 6,944,444 Former Parent RSU were unvested.

Note 10. Common Stock
The Company is authorized to issue 149,793,455 shares of common stock with a par value of $0.00001. There were 35,305,759 and 35,154,952 shares of common stock issued and outstanding as of December 31, 2020 and 2019, respectively.
The holders of common stock are entitled to one vote for each share held of record on all matters submitted to a vote of the stockholders. The holders of common stock are not entitled to cumulative voting rights with respect to the election of directors, and as a consequence, minority stockholders are not able to elect directors on the basis of their votes alone. Subject to preferences that may be applicable to any shares of redeemable convertible preferred stock currently outstanding or issued in the future, holders of common stock are entitled to receive ratably such dividends as may be declared by the Company’s board of directors out of funds legally available therefor. In the event of the Company’s liquidation, dissolution, or winding up, holders of the Company’s common stock are entitled to share ratably in all assets remaining after payment of liabilities and the liquidation preference of any then outstanding redeemable convertible preferred stock. As of December 31, 2020 and 2019, no dividends have been declared to date.
The Company had reserved common stock, on an
as-converted
basis, for future issuance as follows:

	December 31, 2020	December 31, 2019
Stock options outstanding under 2016 Stock Plan	7,108,899	3,937,765
Remaining shares available for future issuance under the 2016 plan	144,375	816,316
Redeemable convertible preferred stock	96,252,623	92,613,015
Common stock warrants	219,402	219,402

Total common stock reserved	103,725,299	97,586,498

Restricted Stock
In 2017, the Company issued 240,000 shares of common stock under restricted stock purchase agreements, which allow the Company to repurchase the unvested shares of common stock if the stockholder ceases to provide services to the Company. The Company’s right to repurchase the stock lapses over ten years. As of December 31, 2020, and 2019, 158,250 and 182,250 shares of common stock, respectively, were subject to repurchase at a weighted average price of $0.1 per share and $0.1 million was recorded as a stock repurchase lability in early exercise stock option liabilities on the consolidated balance sheets.

Common Stock Subject to Repurchase or Cancellation
At incorporation, the Company issued to its then parent entity (the “Former Parent”)
29,382,750
common shares and assumed the substantial majority of the Former Parent’s workforce. The 29,382,750 common shares of the Company were issued to the Former Parent at a one-for-one
ratio to the common shares of the Former Parent that were (i) 9,382,750 shares underlying the Former Parent’s common stock options previously issued to its employees (the “Former Parent Options”) at $0.02 per share exercise price, and (ii) 20,000,000 shares underlying restricted stock units issued by the Former Parent to the Company’s chief executive officer (the “Former Parent RSUs”). The Company’s 29,382,750 common shares were issued to the Former Parent in order to achieve the economic effect whereby the then holders of the Former Parent’s common stock, stock options and restricted stock units would have ownership rights to an identical number of common shares of the Company as that to which they are entitled to with respect to the Former Parent’s common shares.
Further, in November 2016 the Company and the Former Parent entered into a stock repurchase agreement with respect to the originally issued 29,382,750 common shares under which the Company would be entitled to repurchase at $0.02 per share or cancel the identical number of common shares issued to the Former Parent which becomes subject to repurchase or cancellation by the Former Parent under the Former Parent Options and Former Parent RSUs if such options and RSUs are unvested when an employee is terminated or vested options expire unexercised. At the time of the Company’s incorporation, 5,451,507 common shares were issued by the Former Parent in respect of early exercises of the Former Parent Options, and 6,944,444 Former Parent RSU were unvested.